C2 Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
C2 Property, plant and equipment

Property, plant and equipment

Property, plant and equipment 2021

	Real estate	Machinery and other technical assets	Other equipment, tools and installations	Construction in progress and advance payments	Total
Cost
Opening balance	6,503	3,030	32,890	995	43,418
Additions	54	207	2,215	1,187	3,663
Balances regarding acquired/divested business	—	—	(75)	—	(75)
Sales/disposals	(348)	(135)	(2,145)	(94)	(2,722)
Reclassifications	356	270	813	(1,439)	—
Translation differences	381	177	1,311	56	1,925
Closing balance	6,946	3,549	35,009	705	46,209

Accumulated depreciations
Opening balance	(3,405)	(2,393)	(22,863)	—	(28,661)
Depreciations	(441)	(286)	(2,947)	—	(3,674)
Balances regarding divested business	—	—	50	—	50
Sales/disposals	315	136	1,956	—	2,407
Reclassifications	1	2	(3)	—	—
Translation differences	(211)	(137)	(962)	—	(1,310)
Closing balance	(3,741)	(2,678)	(24,769)	—	(31,188)

Accumulated impairment losses
Opening balance	(275)	(75)	(1,024)	—	(1,374)
Impairment losses	(22)	(30)	(146)	—	(198)
Sales/disposals	29	5	176	—	210
Translation differences	(15)	(4)	(60)	—	(79)
Closing balance	(283)	(104)	(1,054)	—	(1,441)
Net carrying value	2,922	767	9,186	705	13,580
Contractual commitments for the acquisition of property, plant and equipment as per December 31, 2021, amounted to SEK 477 (499) million.

Property, plant and equipment 2020

	Real estate	Machinery and other technical assets	Other equipment, tools and installations	Construction in progress and advance payments	Total
Cost
Opening balance	6,755	3,512	33,790	1,015	45,072
Additions	78	163	2,184	2,068	4,493
Balances regarding acquired/divested business	2	4	59	(10)	55
Sales/disposals	(567)	(475)	(2,534)	(173)	(3,749)
Reclassifications	720	92	1,009	(1,821)	—
Translation differences	(485)	(266)	(1,618)	(84)	(2,453)
Closing balance	6,503	3,030	32,890	995	43,418

Accumulated depreciation
Opening balance	(3,745)	(2,843)	(23,291)	—	(29,879)
Depreciations	(425)	(241)	(2,936)	—	(3,602)
Balances regarding divested business	—	—	1	—	1
Sales/disposals	537	470	2,165	—	3,172
Reclassification	1	11	(12)	—	—
Translation differences	227	210	1,210	—	1,647
Closing balance	(3,405)	(2,393)	(22,863)	—	(28,661)

Accumulated impairment losses
Opening balance	(295)	(43)	(1,005)	—	(1,343)
Impairment losses	(11)	(65)	(434)	(2)	(512)
Sales/disposals	9	28	348	2	387
Translation differences	22	5	67	—	94
Closing balance	(275)	(75)	(1,024)	—	(1,374)
Net carrying value	2,823	562	9,003	995	13,383